HEDGE ACCOUNTING - Financial instruments for hedging - assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Assets	$ 44,248	$ 156,220
Forward contracts
Disclosure of financial assets [line items]
Assets	6,677	123,325
Forward contracts, Foreign currency to buy
Disclosure of financial assets [line items]
Assets	5,562	951
Forward contracts, Foreign currency to sell
Disclosure of financial assets [line items]
Assets	1,115	122,374
Swap
Disclosure of financial assets [line items]
Assets	37,571	32,895
Currency swap contract [member]
Disclosure of financial assets [line items]
Assets	9,992	$ 32,895
Interest rate swap contract [member]
Disclosure of financial assets [line items]
Assets	$ 27,579